Accounting Changes - Schedule of Loan Portfolio Classified as Loans and Accounts Receivable at Amortized Cost (Detail) $ in Millions	Jan. 01, 2018 CLP ($)
Disclosure of initial application of standards or interpretations [line items]
Beginning balance	$ 20,382,605
Restatement of the prior year	0
Balances as of December 31, 2018	20,382,605
Individually Evaluated [Member]
Disclosure of initial application of standards or interpretations [line items]
Beginning balance	506,756
Restatement of the prior year	0
Balances as of December 31, 2018	506,756
Individually Evaluated [Member] | Financial Instrument Initial Recognition of Credit Impaired [Member] | 12-month expected credit losses [member]
Disclosure of initial application of standards or interpretations [line items]
Restatement of the prior year	0
Individually Evaluated [Member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of initial application of standards or interpretations [line items]
Beginning balance	432,862
Restatement of the prior year	0
Balances as of December 31, 2018	432,862
Individually Evaluated [Member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of initial application of standards or interpretations [line items]
Beginning balance	73,894
Restatement of the prior year	0
Balances as of December 31, 2018	73,894
Group [Member]
Disclosure of initial application of standards or interpretations [line items]
Beginning balance	19,875,849
Restatement of the prior year	0
Balances as of December 31, 2018	19,875,849
Group [Member] | Financial Instrument Initial Recognition of Credit Impaired [Member] | 12-month expected credit losses [member]
Disclosure of initial application of standards or interpretations [line items]
Beginning balance	16,235,974
Restatement of the prior year	0
Balances as of December 31, 2018	16,235,974
Group [Member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of initial application of standards or interpretations [line items]
Beginning balance	2,892,547
Restatement of the prior year	0
Balances as of December 31, 2018	2,892,547
Group [Member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of initial application of standards or interpretations [line items]
Beginning balance	747,328
Restatement of the prior year	0
Balances as of December 31, 2018	$ 747,328